Concentration of Credit Risk (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Revenues	$ 8,723	$ 7,244	$ 30,255	$ 25,580
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 2,068	$ 2,505	$ 7,408	$ 6,788
% of Total Revenue	24.00%	35.00%	24.00%	27.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 1,052		$ 3,775	$ 7,492
% of Total Revenue	12.00%		12.00%	29.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 872	$ 760	$ 3,769	$ 10,803
% of Total Revenue	10.00%	10.00%	12.00%	42.00%